Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2015 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner [Member]	Common Stock [Member] Limited Partners [Member]	Total Equity Partners' Equity Accumulated Other Comprehensive Loss [Member]	Total Equity Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2014	$ 1,547,371	$ 56,508	$ 1,482,647	$ (1,403)	$ 9,619
Beginning balance, units at Dec. 31, 2014			78,353
Net income	130,086	17,210	$ 103,951		8,925
Other comprehensive income	308			308
Cash distributions	(127,239)	(17,303)	(109,936)
Equity based compensation, net of tax of $408 (note 13)	1,056	21	$ 1,035
Equity based compensation, net of tax of $408 (note 13), units			25
Proceeds from equity offerings (note 12)	16,166	331	$ 15,835
Proceeds from equity offerings (note 12), units			436
Ending balance at Jun. 30, 2015	$ 1,567,748	$ 56,767	$ 1,493,532	$ (1,095)	$ 18,544
Ending balance, units at Jun. 30, 2015			78,814